Note 29 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
2020			Asia	Investment
	Americas	EMEA	Pacific	Mgmt	Corporate	Consolidated

Revenues	$1,626,372	$516,507	$470,632	$172,594	$752	$2,786,857
Depreciation and amortization	56,667	22,391	14,616	27,464	4,768	125,906
Operating earnings (loss)	121,371	8,336	45,221	40,738	(51,088)	164,578
Equity earnings	1,469	75	-	1,181	193	2,919
Other income, net						(13)
Interest expense, net						(30,949)
Income tax expense						(42,046)

Net earnings						$94,489

Total assets	$1,640,046	$648,557	$384,001	$694,270	$(74,707)	$3,292,167
Total additions to long-lived assets	357,187	8,194	4,593	3,669	2,255	375,898
2019			Asia	Investment
	Americas	EMEA	Pacific	Mgmt	Corporate	Consolidated

Revenues	$1,690,507	$636,466	$542,609	$174,588	$1,641	$3,045,811
Depreciation and amortization	34,113	22,489	7,969	26,504	3,589	94,664
Operating earnings (loss)	103,731	48,510	67,062	35,048	(36,154)	218,197
Equity earnings	1,361	35	-	669	-	2,065
Other income, net						(212)
Interest expense, net						(29,452)
Income tax expense						(53,013)

Net earnings						$137,585

Total assets	$917,997	$672,691	$388,606	$953,567	$(40,147)	$2,892,714
Total additions to long-lived assets	47,132	12,656	79,904	1,829	4,961	146,482

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	Year ended December 31,
	2020	2019

United States
Revenues	$1,432,288	$1,429,650
Total long-lived assets	1,378,648	1,057,543

Canada
Revenues	$304,039	$356,634
Total long-lived assets	82,520	88,589

Euro currency countries
Revenues	$280,853	$356,171
Total long-lived assets	306,472	293,673

Australia
Revenues	$190,106	$235,469
Total long-lived assets	84,758	84,969

United Kingdom
Revenues	$135,572	$170,302
Total long-lived assets	79,738	85,998

Other
Revenues	$443,999	$497,585
Total long-lived assets	184,533	186,739

Consolidated
Revenues	$2,786,857	$3,045,811
Total long-lived assets	2,116,669	1,797,511